Feb-13-08 01:51pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-256 P.002/002 F-741

[redacted]

NYSE Group

08024847

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1- 09464

February 13, 2008

Received SEC
FEB 13 2008
Washington, DC 20549

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN BROTHERS HOLDING INC., Depositary Shares (Each Representing One One-Hundredth of a Share of 7.95% Non-Cumulative Perpetual Preferred Stock, Series J) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 12, 2008. Tentative listing date – February 19, 2008.

Sincerely,

Paras Madho

PROCESSED
FEB 15 2008
THOMSON
FINANCIAL

END